Government Grants	12 Months Ended
Dec. 31, 2023
Government Grants [Abstract]
Government Grants
30.	GOVERNMENT GRANTS
Subsidiaries such as JASM and TSMC Nanjing
rece
ived subsidies from the governments of Japan
and
China, respectively, for local plants setup and operation, which were mainly used to subsidize the purchase costs of property, plant and equipment as well as partial costs and expenses incurred from plant con struction an
d production. For the years ended December 31, 2021, 2022 and 2023, TSMC received a total of NT$827.9 million, NT$7,051.4 million and NT$47,545.9 million as government grants respectively.